Intercompany Debt (Tables)	12 Months Ended
Sep. 30, 2011
Intercompany Debt [Abstract]
Outstanding balances and related interest rates
The outstanding balances and related interest rates are summarized in the following table.

	September 30, 2011		September 30, 2010
	Balance Outstanding	Interest Rate	Balance Outstanding	Interest Rate
Fixed Rate Senior Notes maturing 2018	$577.5	7.29%	$577.5	7.29%
Floating Rate Senior Notes maturing 2018	20.0	2.83%	20.0	2.98%
Fixed Rate Senior Notes maturing 2020	67.0	7.39%	67.0	7.39%
Note Payable to RAH Canada L.P.	52.0	7.50%	52.0	7.50%
Note Payable to RH Financial Corporation	68.0	1.00%	—	—
	$784.5		$716.5
Less: Current Portion	(68.0)		—
	$716.5		$716.5